INVENTORY (Details 1) - Inventory Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (160.2)	R$ (157.8)
Effects of movements in foreign exchange in the balance sheet	12.9	17.8
Provisions	(262.9)	(305.8)
Write-off	267.7	285.6
Final balance	R$ (142.5)	R$ (160.2)